UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-658-7575
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                                   SCHEDULE OF INVESTMENTS (UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                                              MARKET
                                                                 SHARES       VALUE
                                                               ----------  ------------
 COMMON STOCK -- 93.4%

 COMMERCIAL SERVICES -- 14.3%

          ADVERTISING/MARKETING SERVICES -- 1.2%
          Getty Images, Inc.*                                    44,050    $  3,298,464
          ValueClick, Inc.*                                     150,600       2,548,152
                                                                           ------------
                                                                              5,846,616
                                                                           ------------
          ENGINEERING/CONSTRUCTION -- 1.1%
          Chicago Bridge & Iron Co. N.V.                        227,800       5,467,200
                                                                           ------------
          FOOD DISTRIBUTORS -- 1.5%
          Performance Food Group Co.*                           224,575       7,004,494
                                                                           ------------
          MEDICAL DISTRIBUTORS -- 1.7%
          PSS World Medical, Inc.*                              413,850       7,983,166
                                                                           ------------
          MISCELLANEOUS COMMERCIAL SERVICES -- 5.2%
          Corrections Corporation of America*                    93,925       4,245,410
          CoStar Group, Inc.*                                    59,300       3,077,077
          Laureate Education, Inc.*                             151,275       8,075,059
          MAXIMUS, Inc.                                         113,050       4,067,539
          Navigant Consulting, Inc.*                            185,500       3,960,425
          Providence Service Corp.*                              49,600       1,612,992
                                                                           ------------
                                                                             25,038,502
                                                                           ------------
          PERSONNEL SERVICES -- 0.9%
          MPS Group, Inc.*                                      287,675       4,401,428
                                                                           ------------
          WHOLESALE DISTRIBUTOR -- 2.7%
          MSC Industrial Direct Co., Inc. (A Shares)            242,175      13,082,294
                                                                           ------------
          TOTAL COMMERCIAL SERVICES                                          68,823,700
                                                                           ------------
 CONSUMER DURABLES -- 0.6%

          ELECTRONICS/APPLIANCES -- 0.6%
          Harman International Industries, Inc.                  24,450       2,717,128
                                                                           ------------
          TOTAL CONSUMER DURABLES                                             2,717,128
                                                                           ------------


    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                      SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                                              MARKET
                                                                 SHARES       VALUE
                                                               ----------  ------------
 CONSUMER NON-DURABLES -- 2.9%

          APPAREL/FOOTWEAR -- 1.2%
          Carter's, Inc.*                                        83,325    $  5,623,604
                                                                           ------------

          BEVERAGES -- 0.8%
          Central European Distribution Corp.*                  100,450       3,862,303
                                                                           ------------
          HOUSEHOLD/PERSONAL CARE -- 0.9%
          Elizabeth Arden, Inc.*                                198,275       4,623,773
                                                                           ------------
          TOTAL CONSUMER NON-DURABLES                                        14,109,680
                                                                           ------------
 CONSUMER SERVICES -- 7.8%

          CASINOS/GAMING -- 0.7%
          Penn National Gaming, Inc.*                            78,200       3,298,476
                                                                           ------------
          OTHER CONSUMER SERVICES -- 1.9%
          DeVry, Inc.*                                          190,925       4,347,362
          Life Time Fitness, Inc.*                              104,725       4,906,366
                                                                           ------------
                                                                              9,253,728
                                                                           ------------
          RESTAURANTS -- 5.2%
          BJ's Restaurants, Inc.*                               111,725       3,016,575
          RARE Hospitality International, Inc.*                 142,475       4,962,404
          Red Robin Gourmet Burgers, Inc.*                      158,650       7,488,280
          Ruby Tuesday, Inc.                                    242,350       7,774,588
          The Steak n Shake Company*                             93,375       1,970,213
                                                                           ------------
                                                                             25,212,060
                                                                           ------------
          TOTAL CONSUMER SERVICES                                            37,764,264
                                                                           ------------
 ELECTRONIC TECHNOLOGY -- 15.6%

          AEROSPACE & DEFENSE -- 1.5%
          Aeroflex, Inc.*                                       509,375       6,993,719
                                                                           ------------
          COMPUTER COMMUNICATIONS -- 2.4%
          Avocent Corp.*                                        243,161       7,717,930
          Ixia*                                                 252,425       3,599,581
                                                                           ------------
                                                                             11,317,511
                                                                           ------------
          COMPUTER PERIPHERALS -- 1.1%
          Avid Technology, Inc.*                                124,800       5,423,808
                                                                           ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                      SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                                              MARKET
                                                                 SHARES       VALUE
                                                               ----------  ------------

          COMPUTER PROCESSING HARDWARE -- 0.6%
          Neoware, Inc.*                                         98,868    $  2,928,470
                                                                           ------------
          ELECTRONIC COMPONENTS -- 1.3%
          Benchmark Electronics, Inc.*                          163,850       6,283,647
          RadiSys Corp.*                                         10,000         198,500
                                                                           ------------
                                                                              6,482,147
                                                                           ------------
          ELECTRONIC EQUIPMENT/INSTRUMENTS -- 0.6%
          Intermec, Inc.*                                        94,630       2,887,161
                                                                           ------------
          ELECTRONIC PRODUCTION EQUIPMENT -- 4.0%
          ATMI, Inc.*                                           260,750       7,874,650
          FEI Co.*                                              150,000       2,977,500
          Photon Dynamics, Inc.*                                155,984       2,924,700
          Tessera Technologies, Inc.*                           172,575       5,536,206
                                                                           ------------
                                                                             19,313,056
                                                                           ------------
          SEMICONDUCTORS -- 1.4%
          Diodes, Inc.*                                          65,650       2,724,475
          International Rectifier Corp.*                        102,150       4,232,075
                                                                           ------------
                                                                              6,956,550
                                                                           ------------
          TELECOMMUNICATIONS EQUIPMENT -- 2.7%
          NICE-Systems, Ltd.-ADR*+                               63,025       3,211,754
          Polycom, Inc.*                                        182,775       3,962,562
          Symmetricom, Inc.*                                    243,700       2,083,635
          Tekelec*                                              275,475       3,809,819
                                                                           ------------
                                                                             13,067,770
                                                                           ------------
          TOTAL ELECTRONIC TECHNOLOGY                                        75,370,192
                                                                           ------------
 ENERGY -- 6.5%

          CONTRACT DRILLING -- 1.2%
          Atwood Oceanics, Inc.*                                 44,700       4,515,147
          Union Drilling, Inc.*                                  89,850       1,313,607
                                                                           ------------
                                                                              5,828,754
                                                                           ------------
          OIL & GAS PRODUCTION -- 4.3%
          Delta Petroleum Corp.*                                185,175       3,892,379
          Parallel Petroleum Corp.*                             337,600       6,228,720
          Ultra Petroleum Corp.*                                169,875      10,584,911
                                                                           ------------
                                                                             20,706,010
                                                                           ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                      SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                                              MARKET
                                                                 SHARES       VALUE
                                                               ----------  ------------

          OILFIELD SERVICES/EQUIPMENT -- 1.0%
          Core Laboratories N.V.*                               105,155    $  5,000,120
                                                                           ------------
          TOTAL ENERGY                                                       31,534,884
                                                                           ------------
FINANCE -- 3.4%

          FINANCE/RENTAL/LEASING -- 1.9%
          Mobile Mini, Inc.*                                    292,250       9,036,370

          INSURANCE BROKERS/SERVICES -- 1.0%
          ChoicePoint, Inc.*                                    107,441       4,807,985
                                                                           ------------
          REGIONAL BANKS -- 0.5%
          Boston Private Financial Holdings, Inc.                74,475       2,516,510
                                                                           ------------
          TOTAL FINANCE                                                      16,360,865
                                                                           ------------
 HEALTHCARE -- 11.2%

          HOSPITAL/NURSING MANAGEMENT -- 1.5%
          United Surgical Partners International, Inc.*         210,495       7,453,628
                                                                           ------------
          MEDICAL SPECIALTIES -- 7.4%
          Analogic Corp.                                         92,750       6,140,050
          Intermagnetics General Corp.*                         279,562       7,003,028
          ResMed, Inc.*                                         185,400       8,153,892
          Respironics, Inc.*                                    214,575       8,349,114
          SonoSite, Inc.*                                       146,150       5,939,536
                                                                           ------------
                                                                             35,585,620
                                                                           ------------
          PHARMACEUTICALS: OTHER -- 0.4%
          Connetics Corp.*                                      113,925       1,928,750
                                                                           ------------
          SERVICES TO THE HEALTH INDUSTRY -- 1.9%
          Covance, Inc.*                                        157,575       9,257,531
                                                                           ------------
          TOTAL HEALTHCARE                                                   54,225,529
                                                                           ------------
 MATERIALS & PROCESSING -- 4.5%

          CHEMICALS: AGRICULTURAL -- 1.0%
          American Vanguard Corp.                               163,700       5,001,035

          CHEMICALS: SPECIALTY -- 1.5%
          Albemarle Corp.                                       163,100       7,396,585
                                                                           ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                      SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                                              MARKET
                                                                 SHARES       VALUE
                                                               ----------  ------------
          CONSTRUCTION MATERIALS -- 0.8%
          ElkCorp                                               110,050    $  3,714,188
                                                                           ------------
          INDUSTRIAL SPECIALTIES -- 1.2%
          Rogers Corp.*                                         105,850       5,766,708
                                                                           ------------
          TOTAL MATERIALS & PROCESSING                                       21,878,516
                                                                           ------------
 PRODUCER MANUFACTURING -- 4.5%

          AUTO PARTS: OEM -- 0.7%
          Gentex Corp.                                          188,200       3,285,972
                                                                           ------------
          BUILDING PRODUCTS -- 0.7%
          NCI Building Systems, Inc.*                            53,350       3,188,729
                                                                           ------------
          INDUSTRIAL MACHINERY -- 1.2%
          Actuant Corp. (A Shares)                               91,478       5,600,283
                                                                           ------------
          MISCELLANEOUS MANUFACTURING -- 1.9%
          Carlisle Cos., Inc.                                    43,575       3,564,435
          Pentair, Inc.                                         142,150       5,792,613
                                                                           ------------
                                                                              9,357,048
                                                                           ------------
          TOTAL PRODUCER MANUFACTURING                                       21,432,032
                                                                           ------------
 RETAIL TRADE -- 10.1%

          CATALOG/SPECIALTY DISTRIBUTION -- 3.9%
          Coldwater Creek, Inc.*                                324,582       9,023,380
          Insight Enterprises, Inc.*                            447,712       9,854,141
                                                                           ------------
                                                                             18,877,521
                                                                           ------------
          DISCOUNT STORES -- 0.6%
          Fred's, Inc.                                          211,500       2,804,490
                                                                           ------------
          INTERNET RETAIL -- 1.7%
          1-800-FLOWERS.COM, Inc. (A Shares)*                   149,100       1,058,610
          GameStop Corp.  (A Shares)*                           154,350       7,276,059
                                                                           ------------
                                                                              8,334,669
                                                                           ------------
          SPECIALTY STORES -- 3.9%
          MarineMax, Inc.*                                       55,950       1,875,444
          Michaels Stores, Inc.                                 117,700       4,423,166
          O'Reilly Automotive, Inc.*                            106,150       3,880,844

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                      SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                                              MARKET
                                                                 SHARES       VALUE
                                                               ----------  ------------
          Tractor Supply Co.*                                   130,100    $  8,630,834
                                                                           ------------
                                                                             18,810,288
                                                                           ------------
          TOTAL RETAIL TRADE                                                 48,826,968
                                                                           ------------
 TECHNOLOGY SERVICES -- 9.7%

          DATA PROCESSING SERVICES -- 4.2%
          Acxiom Corp.                                          153,195       3,958,559
          Alliance Data Systems Corp.*                          112,575       5,265,133
          Ceridian Corp.*                                       247,350       6,295,057
          Hewitt Associates, Inc. (A Shares)*                   161,475       4,802,267
                                                                           ------------
                                                                             20,321,016
                                                                           ------------
          INFORMATION TECHNOLOGY SERVICES -- 2.2%
          NCI, Inc. (A Shares)*                                 135,400       1,895,600
          SI International, Inc.*                               104,375       3,668,781
          SRA International, Inc., (A Shares)*                  139,450       5,261,449
                                                                           ------------
                                                                             10,825,830
                                                                           ------------
          INTERNET SOFTWARE/SERVICES -- 3.0%
          Digitas, Inc.*                                        352,050       5,069,520
          Online Resources Corp.*                               138,000       1,794,000
          Progress Software Corp.*                              176,000       5,119,840
          RightNow Technologies, Inc.*                          164,575       2,611,805
                                                                           ------------
                                                                             14,595,165
                                                                           ------------
          PACKAGED SOFTWARE -- 0.3%
          OPNET Technologies, Inc.*                             118,225       1,267,372
                                                                           ------------
          TOTAL TECHNOLOGY SERVICES                                          47,009,383
                                                                           ------------
 TRANSPORTATION -- 2.3%

          AIR FREIGHT/COURIERS -- 1.0%
          UTI Worldwide, Inc.                                   148,200       4,683,120
                                                                           ------------
          MARINE SHIPPING -- 1.3%
          Tidewater, Inc.                                       114,375       6,316,931
                                                                           ------------
          TOTAL TRANSPORTATION                                               11,000,051
                                                                           ------------
          TOTAL COMMON STOCK (COST $287,591,205)                            451,053,192
                                                                           ------------


    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                      SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                                              MARKET
                                                                 SHARES       VALUE
                                                               ----------  ------------
 CANADIAN COMMON STOCKS -- 1.5%

 ENERGY -- 1.5%

          OIL & GAS PRODUCTION -- 1.5%
          Duvernay Oil Corp.*                                    73,650    $  2,613,672
          Niko Resources, Ltd.                                   96,325       4,871,571
                                                                           ------------
          TOTAL ENERGY                                                        7,485,243
                                                                           ------------
          TOTAL CANADIAN COMMON STOCKS (COST $4,232,132)                      7,485,243
                                                                           ------------
 MONEY MARKET SECURITIES -- 5.2%

 MONEY MARKET FUNDS -- 5.2%
          BlackRock Liquidity Funds TempCash Portfolio       12,636,085      12,636,085
          BlackRock Liquidity Funds TempFund Portfolio       12,636,086      12,636,086
                                                                           ------------
          TOTAL MONEY MARKET SECURITIES (COST $25,272,171)                   25,272,171
                                                                           ------------
          TOTAL INVESTMENTS (Cost $317,095,508)** -- 100.1%                 483,810,606

          OTHER ASSETS & LIABILITIES, NET -- (0.1)%                            (689,769)
                                                                           ------------
          NET ASSETS -- 100.0%                                             $483,120,837
                                                                           ============

 * Non-income producing security
 + ADR - American Depository Receipt
 ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                $317,095,508
                                                  ============

    Gross unrealized appreciation                 $168,482,037
    Gross unrealized depreciation                   (1,766,939)
                                                  ------------

    Net unrealized appreciation/(depreciation)    $166,715,098
                                                  ============

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                      SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONCLUDED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2006

                                                    % OF NET
                                                     ASSETS          VALUE
                                                    ---------    --------------
 Common Stock:
   Electronic Technology                              15.6%      $ 75,370,192
   Commercial Services                                14.3%        68,823,700
   Healthcare                                         11.2%        54,225,529
   Retail Trade                                       10.1%        48,826,968
   Technology Services                                 9.7%        47,009,383
   Consumer Services                                   7.8%        37,764,264
   Energy                                              6.5%        31,534,884
   Materials & Processing                              4.5%        21,878,516
   Producer Manufacturing                              4.5%        21,432,032
   Finance                                             3.4%        16,360,865
   Consumer Non-Durables                               2.9%        14,109,680
   Transportation                                      2.3%        11,000,051
   Consumer Durables                                   0.6%         2,717,128
 Canadian Common Stocks                                1.5%         7,485,243
 Money Market Securities                               5.2%        25,272,171
 Total Investments                                   100.1%       483,810,606
 Other Assets & Liabilities, Net                      (0.1)%         (689,769)
                                                     ------      ------------
 NET ASSETS -- 100.0%                                 100.0%     $483,120,837
                                                     ======      ============


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date  May 11, 2006
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date  May 11, 2006
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date  May 18, 2006
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.